DEPOSITS (Tables)	12 Months Ended
Sep. 30, 2012
DEPOSITS
Summary of deposits

	2012		2011
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate
Transaction accounts:
Non-interest-bearing checking	$173,374,357	—%	$150,430,677	—%
Interest-bearing checking	297,523,150	0.14	328,274,827	0.28
Savings accounts	37,257,868	0.14	35,713,661	0.14
Money market	149,193,821	0.26	183,873,574	0.33

Total transaction accounts	657,349,196	0.13	698,292,739	0.22

Certificates of deposit:
0.00% to 0.99%	174,660,797	0.45	142,890,688	0.48
1.00% to 1.99%	258,372,538	1.34	203,692,301	1.53
2.00% to 2.99%	9,981,033	2.24	27,191,874	2.46
3.00% to 3.99%	665,884	3.83	40,107,262	3.20
4.00% to 4.99%	1,650,325	4.19	1,864,014	4.22
5.00% to 5.99%	—	—	8,486,035	5.23

Total certificates of deposit	445,330,577	1.02	424,232,174	1.48

Total	$1,102,679,773	0.49%	$1,122,524,913	0.70%

Schedule of maturities of certificates of deposit

Maturing within:
Three months ending:
December 31, 2012	$103,052,206
March 31, 2013	72,023,548
June 30, 2013	66,334,646
September 30, 2013	60,859,873
Year ending:
September 30, 2014	130,028,650
September 30, 2015	7,157,561
September 30, 2016	3,328,143
September 30, 2017	2,545,950
Thereafter	—
Total	$445,330,577

Summary of interest expense on deposits

	2012	2011	2010

Interest-bearing checking	$1,183,041	$2,563,968	$3,667,002
Savings	81,415	58,269	59,133
Money market	842,182	1,342,532	2,146,037
Certificates of deposit	5,109,586	7,409,683	10,262,192

Total	$7,216,224	$11,374,452	$16,134,364